Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,899,000
Previously Paid Amount	0.00
Total Fee Amount	165.21
Total Offset Amount	0.00
Net Fee	165.21
Narrative - Max Aggregate Offering Price	$ 1,899,000
Final Prospectus	true